UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

Item 1 –	Report to Stockholders

FEBRUARY 29, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Focus Growth Fund, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating the curtailment of the Federal Reserve’s near-zero interest rate policy, which ultimately came in December. In contrast, the European Central Bank and the Bank of Japan took measures to stimulate growth. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Global market volatility increased in the latter part of 2015 and continued into early 2016. Oil prices collapsed in mid-2015 due to excess supply, and remained precarious while the world’s largest oil producers sought to negotiate a deal. Developing countries, many of which rely heavily on oil exports to sustain their economies, were particularly affected by falling oil prices. Meanwhile, China, one of the world’s largest oil consumers, exhibited further signs of slowing economic growth. This, combined with a depreciating yuan and declining confidence in the country’s policymakers, stoked worries about the potential impact of China’s weakness on the broader global economy.

Toward the end of the period, volatility abated as investors were relieved to find that conditions were not as bad as previously feared. While the recent selloff in risk assets has resulted in more reasonable valuations and some appealing entry points, investors continue to face mixed economic data and uncertainty relating to oil prices, corporate earnings and an unusual U.S. presidential election season.

For the 12-month period, higher quality assets such as U.S. Treasuries, municipal bonds and investment grade corporate bonds generated positive returns, while risk assets such as equities and high yield bonds broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.92)%	(6.19)%
U.S. small cap equities (Russell 2000® Index)	(10.16)	(14.97)
International equities (MSCI Europe, Australasia, Far East Index)	(9.48)	(15.18)
Emerging market equities (MSCI Emerging Markets Index)	(8.85)	(23.41)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.06	0.08
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	4.11
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.20	1.50
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.56	3.78
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.57)	(8.26)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 29, 2016

Investment Objective

BlackRock Focus Growth Fund, Inc.’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 29, 2016, through its investment in Master Focus Growth LLC (the “Master LLC”), the Fund underperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

•

While the Master LLC outperformed the benchmark in the final months of 2015, it was not immune to the broader risk-off environment and momentum reversal in early 2016. The rotation exacted the greatest toll on last year’s winners (regardless of sound fundamentals) and higher volatility stocks, pulling down portfolio performance for the entire six months.

•

In sector terms, health care was the prime detractor from relative performance due to weakness amongst biotechnology and pharmaceutical holdings. Consumer staples and consumer discretionary also weighed on returns. The Master LLC’s positioning in information technology (“IT”) contributed positively to results, led by internet software & services names. Selection in the materials and financials sectors also proved advantageous.

•

In stock specifics, Vertex Pharmaceuticals, Inc., Restoration Hardware Holdings, Inc. and Perrigo Co. PLC were the largest individual detractors. Vertex Pharmaceuticals, Inc. underperformed amid the wider market rotation away from volatility, momentum and growth in early 2016, which had a particularly negative impact on the biotechnology sector. Shares were further pressured by several near-term downward estimate revisions on the company’s newly-launched drug Orkambi (although peak sales for the drug remain constant). Restoration Hardware Holdings, Inc. was engulfed in a broader re-rate downward of specialty retailers, particularly toward the end of 2015. In addition, the company failed to deliver operationally on its modern line launch in the fourth quarter, which proved highly disappointing to investors. Perrigo Co. PLC’s stock declined early in the reporting period amid Mylan NV’s failed, hostile takeover bid for the company (an outcome the investment advisor viewed positively overall). More recently, shares came under pressure following a fourth-quarter earnings miss and reduced 2016 guidance.

•	Additional detractors included the Master LLC’s positions in Alliance Data Systems Corp. and Liberty Global PLC.

•

The largest individual contributors over the six months were Facebook, Inc. and Domino’s Pizza, Inc. Facebook, Inc. outperformed after its third-quarter 2015 earnings report showed an acceleration in advertising revenues (excluding foreign exchange impact). Momentum continued in 2016 as the company exceeded expectations for its fourth-quarter results by a wide margin. Domino’s Pizza, Inc. shares moved higher late in the reporting period as the company reported an acceleration in comparable sales on a two-year basis.

•	Additional contributions came from the Master LLC’s position in LinkedIn Corp., as well an investment in private technology firm Uber Technologies, Inc.

Describe recent portfolio activity.

•

Due to a combination of trading activity and market movements during the reporting period, the Master LLC’s weighting in the IT sector significantly increased, most notably within internet software & services, software and hardware. The allocation to consumer staples increased as well, mainly in the beverages segment. The Master LLC’s weighting in the health care sector substantially decreased, particularly within biotechnology. Exposure to consumer discretionary and industrials also declined.

Describe portfolio positioning at period end.

•

As of period end, the Master LLC’s largest sector overweight relative to the Russell 1000® Growth Index was in IT. Health care was a modest overweight as well. The largest sector underweights were industrials and consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master LLC. The Master LLC invests primarily in the common stock of not less than 25 to not more than 45 companies that Master LLC management believes have strong earnings and revenue growth and capital appreciation potential.

[3]

An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000® securities with higher price-to-book ratios and higher forecasted growth values.

Performance Summary for the Period Ended February 29, 2016

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(5.40)%	(6.27)%	N/A	7.85%	N/A	8.60%	N/A
Investor A	(5.64)	(6.26)	(11.18)%	7.54	6.38%	8.16	7.58%
Investor C	(5.60)	(7.05)	(7.93)	6.75	6.75	7.31	7.31
Russell 1000® Growth Index	(1.22)	(5.05)	N/A	10.95	N/A	7.74	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period[5]	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$946.00	$4.94	$1,000.00	$1,019.79	$5.12	1.02%
Investor A	$1,000.00	$943.60	$6.19	$1,000.00	$1,018.50	$6.42	1.28%
Investor C	$1,000.00	$944.00	$9.81	$1,000.00	$1,014.77	$10.17	2.03%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master LLC, the expense example reflects the net expenses of both the Fund and the Master LLC in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2015 and held through February 29, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Statement of Assets and Liabilities	BlackRock Focus Growth Fund, Inc.

February 29, 2016 (Unaudited)

Assets
Investments at value — Master LLC (cost — $90,965,760)	$101,774,882
Receivables:
Capital shares sold	241,551
From the Manager	18,627
Prepaid expenses	37,967

Total assets	102,073,027

Liabilities
Payables:
Administration fees	19,870
Capital shares redeemed	191,728
Contributions to the Master LLC	49,823
Officer’s fees	85
Other accrued expenses	8,388
Professional fees	27,834
Service and distribution fees	30,594
Transfer agent fees	50,343

Total liabilities	378,665

Net Assets	$101,694,362

Net Assets Consist of
Paid-in capital	$95,481,837
Accumulated net investment loss	(442,101)
Undistributed net realized loss allocated from the Master LLC	(4,154,496)
Net unrealized appreciation (depreciation) allocated from the Master LLC	10,809,122

Net Assets	$101,694,362

Net Asset Value
Institutional — Based on net assets of $25,854,304 and 8,843,625 shares outstanding, 100 million shares authorized, $0.10 par value	$2.92

Investor A — Based on net assets of $47,995,127 and 17,576,877 shares outstanding, 100 million shares authorized, $0.10 par value	$2.73

Investor C — Based on net assets of $27,844,931 and 12,078,256 shares outstanding, 300 million shares authorized, $0.10 par value	$2.31

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	7

Statement of Operations	BlackRock Focus Growth Fund, Inc.

Six Months Ended February 29, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master LLC:
Dividends — affiliated	$2,562
Dividends — unaffiliated	270,910
Securities lending — affiliated — net	1,378
Expenses	(355,433)
Fees waived	101,926

Total income	21,343

Fund Expenses
Service and distribution — class specific	198,958
Administration	125,891
Transfer agent — class specific	93,419
Professional	39,199
Registration	26,161
Printing	19,327
Miscellaneous	5,785
Officer	32

Total expenses	508,772
Less:
Transfer agent fees waived — class specific	(2,202)
Transfer agent fees reimbursed — class specific	(43,126)

Total expenses after fees waived and reimbursed	463,444

Net investment loss	(442,101)

Realized and Unrealized Loss Allocated from the Master LLC
Net realized loss from investments	(3,622,606)
Net change in unrealized appreciation (depreciation) on investments	(2,740,404)

Net realized and unrealized loss	(6,363,010)

Net Decrease in Net Assets Resulting from Operations	$(6,805,111)

See Notes to Financial Statements.

8	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Statements of Changes in Net Assets	BlackRock Focus Growth Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment loss	$(442,101)	$(819,305)
Net realized gain (loss)	(3,622,606)	5,679,662
Net change in unrealized appreciation (depreciation)	(2,740,404)	2,602,806

Net increase (decrease) in net assets resulting from operations	(6,805,111)	7,463,163

Distributions to Shareholders[1]
From net realized gain:
Institutional	(1,233,029)	(2,471,361)
Investor A	(2,194,787)	(5,516,361)
Investor C	(1,451,298)	(4,193,980)

Decrease in net assets resulting from distributions to shareholders	(4,879,114)	(12,181,702)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	26,850,761	15,954,757

Net Assets
Total increase in net assets	15,166,536	11,236,218
Beginning of period	86,527,826	75,291,608

End of period	$101,694,362	$86,527,826

Accumulated net investment loss, end of period	$(442,101)	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	9

Financial Highlights	BlackRock Focus Growth Fund, Inc.

	Institutional
	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$3.23	$3.42	$3.22	$2.88	$2.65	$2.13

Net investment income (loss)[1]	(0.01)	(0.02)	0.00 [2]	0.00 [2]	(0.01)	(0.00)[3]
Net realized and unrealized gain (loss)	(0.15)	0.36	0.79	0.34	0.25	0.52

Net increase (decrease) from investment operations	(0.16)	0.34	0.79	0.34	0.24	0.52

Distributions from net realized gain[4]	(0.15)	(0.53)	(0.59)	—	(0.01)	—

Net asset value, end of period	$2.92	$3.23	$3.42	$3.22	$2.88	$2.65

Total Return[5]
Based on net asset value	(5.40)%[6]	11.15%	26.17%[7]	11.81%	9.16%[8]	24.41%[8]

Ratios to Average Net Assets[9]
Total expenses	1.04%[10,11]	1.14%[10]	1.10%[10]	1.20%[10]	1.22%[10]	0.96%[10]

Total expenses after fees waived and/or reimbursed	1.02%[10,11]	1.09%[10]	1.10%[10]	1.20%[10]	1.22%[10]	0.96%[10]

Net investment income (loss)	(0.48)%[10,11]	(0.53)%[10]	0.05%[10]	0.00%[10,12]	(0.28)%[10]	(0.02)%[10,13]

Supplemental Data
Net assets, end of period (000)	$25,854	$19,868	$14,733	$13,276	$15,780	$32,783

Portfolio turnover of the Master LLC	49%	94%	130%	178%	78%	97%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Amount is greater than $(0.005) per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 25.43%.

[8]

Includes a payment received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Total return	—	—	—	—	8.02%	23.00%

[9]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

[10]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%.

[11]	Annualized.

[12]	Less than 0.01%.

[13]

Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment income (loss) to average net assets. Not including this interest, the ratio of net investment income (loss) to average net assets would have been (0.14)% for the year ended August 31, 2011.

See Notes to Financial Statements.

10	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Financial Highlights (continued)	BlackRock Focus Growth Fund, Inc.

	Investor A
	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$3.03	$3.23	$3.07	$2.75	$2.54	$2.06

Net investment loss[1]	(0.01)	(0.03)	(0.01)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(0.15)	0.35	0.74	0.33	0.24	0.49

Net increase (decrease) from investment operations	(0.16)	0.32	0.73	0.32	0.22	0.48

Distributions from net realized gain[2]	(0.14)	(0.52)	(0.57)	—	(0.01)	—

Net asset value, end of period	$2.73	$3.03	$3.23	$3.07	$2.75	$2.54

Total Return[3]
Based on net asset value	(5.64)%[4]	11.10%	25.43%[5]	11.64%	8.76%[6]	23.30%[6]

Ratios to Average Net Assets[7]
Total expenses	1.40%[8,9]	1.50%[8]	1.49%[8]	1.63%[8]	1.65%[8]	1.45%[8]

Total expenses after fees waived and/or reimbursed	1.28%[8,9]	1.43%[8]	1.49%[8]	1.63%[8]	1.65%[8]	1.45%[8]

Net investment loss	(0.73)%[8,9]	(0.87)%[8]	(0.35)%[8]	(0.43)%[8]	(0.71)%[8]	(0.54)%[8,10]

Supplemental Data
Net assets, end of period (000)	$47,995	$40,206	$36,446	$33,622	$36,614	$45,871

Portfolio turnover of the Master LLC	49%	94%	130%	178%	78%	97%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 24.65%.

[6]

Includes a payment received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Total return	—	—	—	—	7.58%	21.36%

[7]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment loss.

[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%.

[9]	Annualized.

[10]

Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment loss to average net assets. Not including this interest, the ratio of net investment loss to average net assets would have been (0.63)% for the year ended August 31, 2011.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	11

Financial Highlights (concluded)	BlackRock Focus Growth Fund, Inc.

	Investor C
	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$2.57	$2.83	$2.74	$2.48	$2.31	$1.88

Net investment loss[1]	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	(0.11)	0.29	0.67	0.29	0.21	0.46

Net increase (decrease) from investment operations	(0.13)	0.25	0.64	0.26	0.18	0.43

Distributions from net realized gain[2]	(0.13)	(0.51)	(0.55)	—	(0.01)	—

Net asset value, end of period	$2.31	$2.57	$2.83	$2.74	$2.48	$2.31

Total Return[3]
Based on net asset value	(5.60)%[4]	9.87%	24.76%[5]	10.48%	7.90%[6]	22.87%[6]

Ratios to Average Net Assets[7]
Total expenses	2.15%[8,9]	2.25%[8]	2.24%[8]	2.37%[8]	2.40%[8]	2.23%[8]

Total expenses after fees waived and/or reimbursed	2.03%[8,9]	2.18%[8]	2.24%[8]	2.37%[8]	2.40%[8]	2.23%[8]

Net investment loss	(1.48)%[8,9]	(1.62)%[8]	(1.09)%[8]	(1.17)%[8]	(1.47)%[8]	(1.33	)%[8],10

Supplemental Data
Net assets, end of period (000)	$27,845	$26,453	$24,113	$22,831	$25,554	$28,132

Portfolio turnover of the Master LLC	49%	94%	130%	178%	78%	97%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 23.88%.

[6]

Includes a payment received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is as follows:

	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Total return	—	—	—	—	6.60%	20.74%

[7]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%.

[9]	Annualized.

[10]

Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment loss to average net assets. Not including this interest, the ratio of net investment loss to average net assets would have been (1.42)% for the year ended August 31, 2011.

See Notes to Financial Statements.

12	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Notes to Financial Statements (Unaudited)	BlackRock Focus Growth Fund, Inc.

1. Organization:

BlackRock Focus Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund is organized as a Maryland corporation.

The Fund seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At February 29, 2016, the percentage of the Master LLC owned by the Fund was 100%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Directors of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Manager”), are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	13

Notes to Financial Statements (continued)	BlackRock Focus Growth Fund, Inc.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration Fees

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC, (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive the administration fees of the Fund and/or the investment advisory fees of the Master LLC, as necessary, to reduce the sum of the administration fee (as a percentage of the average daily net assets of the Fund) and the investment advisory fee (as a percentage of the average daily net assets of the Master LLC) by 0.20%. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2017 unless approved by the Board, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”).

Service and Distribution Fees

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended February 29, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$57,377	$141,581	$198,958

Other Fees

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended February 29, 2016, the Fund paid $1 to affiliates of BlackRock in return for these services to Investor C Shares, which are included in transfer agent — class specific in the Statement of Operations.

The Administrator maintains a call center, that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended February 29, 2016, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$86	$1,396	$762	$2,244

14	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Notes to Financial Statements (continued)	BlackRock Focus Growth Fund, Inc.

For the six months ended February 29, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$13,808	$48,878	$30,733	$93,419

For the six months ended February 29, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $13,859.

For the six months ended February 29, 2016, affiliates received CDSCs as follows:

Investor A	$3
Investor C	$1,404

Expense Limitations and Waivers

The Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is as follows:

Institutional	Investor A	Investor C
1.03%	1.28%	2.03%

The Administrator has agreed not to reduce or discontinue this contractual expense limitation prior to January 1, 2017, unless approved by the Board, including a majority of the Independent Directors.

These amounts waived and/or reimbursed are shown as transfer agent fees waived and transfer agent fees reimbursed, respectively, in the Statement of Operations. For the six months ended February 29, 2016, class specific waivers or reimbursements were as follows:

	Institutional	Investor A	Investor C	Total
Transfer Agent Fees Waived	$44	$1,396	$762	$2,202

	Institutional	Investor A	Investor C	Total
Transfer Agent Fees Reimbursed	$1,933	$25,103	$16,090	$43,126

Officer and Directors Fees

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended August 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	15

Notes to Financial Statements (concluded)	BlackRock Focus Growth Fund, Inc.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,186,059	$13,450,323	2,636,275	$8,710,817
Shares issued in reinvestment of distributions	342,887	1,117,813	717,565	2,152,693
Shares redeemed	(1,828,773)	(5,546,720)	(1,516,740)	(4,956,024)

Net increase	2,700,173	$9,021,416	1,837,100	$5,907,486

Investor A
Shares sold	5,713,977	$17,125,095	3,452,476	$10,760,549
Shares issued in reinvestment of distributions	676,946	2,057,916	1,791,559	5,052,233
Shares redeemed	(2,093,866)	(6,070,964)	(3,233,949)	(10,038,033)

Net increase	4,297,057	13,112,047	2,010,086	5,774,749

Investor C
Shares sold	2,634,425	$6,744,683	2,227,562	$5,870,275
Shares issued in reinvestment of distributions	520,648	1,338,066	1,577,664	3,802,218
Shares redeemed	(1,356,948)	(3,365,451)	(2,047,620)	(5,399,971)

Net increase	1,798,125	$4,717,298	1,757,606	$4,272,522

Total Net Increase	8,795,355	$26,850,761	5,604,792	$15,954,757

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Portfolio Information	Master Focus Growth LLC

As of Period End

Ten Largest Holdings	Percent of Net Assets
Alphabet, Inc., Class A	9%
Facebook, Inc., Class A	7
Amazon.com, Inc.	5
Visa, Inc., Class A	5
Apple Inc.	5
Berkshire Hathaway, Inc., Class B	5
Anheuser-Busch InBev SA — ADR	4
UnitedHealth Group, Inc.	4
Constellation Brands, Inc., Class A	3
Uber Technologies, Inc., Series D	3

Sector Allocation	Percent of Net Assets
Information Technology	43%
Consumer Discretionary	21
Health Care	18
Consumer Staples	7
Financials	6
Materials	2
Industrials	2
Energy	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

For Master LLC compliance purposes, the Master LLC’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	17

Schedule of Investments February 29, 2016 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.7%
Delta Air Lines, Inc.	35,915	$1,732,540
Beverages — 7.3%
Anheuser-Busch InBev SA — ADR	36,275	4,044,663
Constellation Brands, Inc., Class A	24,302	3,437,032

		7,481,695
Biotechnology — 6.6%
Biogen, Inc. (a)	6,441	1,670,924
Celgene Corp. (a)	13,325	1,343,560
United Therapeutics Corp. (a)	10,938	1,333,780
Vertex Pharmaceuticals, Inc. (a)	28,124	2,404,321

		6,752,585
Chemicals — 2.4%
Sherwin-Williams Co.	8,983	2,429,901
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B (a)	34,276	4,598,811
Health Care Equipment & Supplies — 0.5%
Intuitive Surgical, Inc. (a)	907	510,695
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	30,155	3,591,461
Hotels, Restaurants & Leisure — 3.0%
Domino’s Pizza, Inc.	22,706	3,020,806
Internet & Catalog Retail — 9.5%
Amazon.com, Inc. (a)	9,703	5,361,102
Netflix Inc. (a)	30,894	2,885,808
TripAdvisor, Inc. (a)	22,881	1,432,351

		9,679,261
Internet Software & Services — 18.7%
Alphabet, Inc., Class A (a)	12,773	9,161,051
Facebook, Inc., Class A (a)	64,419	6,887,679
Tencent Holdings Ltd.	162,400	2,971,518

		19,020,248
IT Services — 7.5%
Alliance Data Systems Corp. (a)	4,307	905,030
Fiserv, Inc. (a)	6,113	584,586
FleetCor Technologies, Inc. (a)	7,841	1,001,217
Visa, Inc., Class A	71,071	5,144,830

		7,635,663
Life Sciences Tools & Services — 2.1%
Illumina, Inc. (a)	14,248	2,140,619
Media — 4.7%
Liberty Global PLC, Class A (a)	69,688	2,567,306
Madison Square Garden Co., Class A (a)	14,059	2,179,145

		4,746,451
Oil, Gas & Consumable Fuels — 0.6%
Concho Resources, Inc. (a)	7,453	672,559
Pharmaceuticals — 4.7%
Allergan PLC (a)	6,809	1,975,359

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC	22,214	$2,804,517

		4,779,876
Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	20,767	1,796,345
Software — 7.8%
Activision Blizzard, Inc.	75,775	2,399,794
Microsoft Corp.	59,945	3,050,002
Salesforce.com, Inc. (a)	37,236	2,522,739

		7,972,535
Specialty Retail — 2.1%
Home Depot, Inc.	17,058	2,117,239
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	49,208	4,757,921
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	31,295	1,927,459
Total Common Stocks — 95.6%		97,364,670

Preferred Stocks
Internet Software & Services — 3.1%
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102) (a)(b)	64,404	3,141,125
Software — 1.1%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061) (a)(b)	97,563	1,110,267
Total Preferred Stocks — 4.2%		4,251,392
Total Long-Term Investments (Cost — $90,806,940) — 99.8%		101,616,062

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	1,164,364	1,164,364
Total Short-Term Securities (Cost — $1,164,364) — 1.2%		1,164,364
Total Investments (Cost — $91,971,304) — 101.0%		102,780,426
Liabilities in Excess of Other Assets — (1.0)%		(1,005,544)

Net Assets — 100.0%		$101,774,882

Portfolio Abbreviation
ADR	American Depositary Receipts

See Notes to Financial Statements.

18	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Schedule of Investments (continued)	Master Focus Growth LLC

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Master LLC held restricted securities with a current value of $4,251,392 and an original cost of $1,597,163 which was 4.2% of its net assets.

(c)	Current yield as of period end.

(d)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,372,574	(1,208,210)	1,164,364	$2,562		$65
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$1,378	[1]	—
Total			1,164,364	$3,940		$65

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$1,732,540	—	—	$1,732,540
Beverages	7,481,695	—	—	7,481,695
Biotechnology	6,752,585	—	—	6,752,585
Chemicals	2,429,901	—	—	2,429,901
Diversified Financial Services	4,598,811	—	—	4,598,811
Health Care Equipment & Supplies	510,695	—	—	510,695
Health Care Providers & Services	3,591,461	—	—	3,591,461
Hotels, Restaurants & Leisure	3,020,806	—	—	3,020,806
Internet & Catalog Retail	9,679,261	—	—	9,679,261
Internet Software & Services	16,048,730	$2,971,518	—	19,020,248
IT Services	7,635,663	—	—	7,635,663
Life Sciences Tools & Services	2,140,619	—	—	2,140,619
Media	4,746,451	—	—	4,746,451
Oil, Gas & Consumable Fuels	672,559	—	—	672,559
Pharmaceuticals	4,779,876	—	—	4,779,876
Real Estate Investment Trusts (REITs)	1,796,345	—	—	1,796,345
Software	7,972,535	—	—	7,972,535
Specialty Retail	2,117,239	—	—	2,117,239
Technology Hardware, Storage & Peripherals	4,757,921	—	—	4,757,921
Textiles, Apparel & Luxury Goods	1,927,459	—	—	1,927,459
Preferred Stocks:
Internet Software & Services	—	—	$3,141,125	3,141,125
Software	—	—	1,110,267	1,110,267
Short-Term Securities	1,164,364	—	—	1,164,364

Total	$95,557,516	$2,971,518	$4,251,392	$102,780,426

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $106,075 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended February 29, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	19

Schedule of Investments (concluded)	Master Focus Growth LLC

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2015	$3,492,032
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1,2]	759,360
Purchases	—
Sales	—

Closing balance, as of February 29, 2016	$4,251,392

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[2]	$759,360

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized		Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$4,251,392	Market Comparables	Revenue Multiple[1]	22.92x - 32.79	x	30.21	x
			Revenue Growth Rate[1]	94.00%
			Revenue Growth Rate[1]	373.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

See Notes to Financial Statements.

20	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Statement of Assets and Liabilities	Master Focus Growth LLC

February 29, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $90,806,940)	$101,616,062
Investments at value — affiliated (cost — $1,164,364)	1,164,364
Cash	106,075
Receivables:
Investments sold	1,401,079
Contributions from investors	49,823
Dividends — affiliated	539
Dividends — unaffiliated	50,003
Prepaid expenses	446

Total assets	104,388,391

Liabilities
Payables:
Investments purchased	2,544,191
Directors’ fees	4,354
Investment advisory fees	32,140
Other accrued expenses	32,797
Other affiliates	27

Total liabilities	2,613,509

Net Assets	$101,774,882

Net Assets Consist of
Investors’ capital	$90,965,760
Net unrealized appreciation (depreciation)	10,809,122

Net Assets	$101,774,882

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	21

Statement of Operations	Master Focus Growth LLC

Six Months Ended February 29, 2016 (Unaudited)

Investment Income
Dividends — affiliated	$2,562
Dividends — unaffiliated	270,910
Securities lending — affiliated — net	1,378

Total income	274,850

Expenses
Investment advisory	302,366
Professional	19,317
Accounting services	11,695
Directors	9,973
Custodian	6,993
Miscellaneous	2,693
Printing	2,396

Total expenses	355,433
Less fees waived by the Manager	(101,926)

Total expenses after fees waived	253,507

Net investment income	21,343

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,622,654)
Capital gain distributions received from affiliated investment companies	65
Foreign currency transactions	(17)

(3,622,606)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,740,406)
Foreign currency translations	2

(2,740,404)

Net realized and unrealized loss	(6,363,010)

Net Decrease in Net Assets Resulting from Operations	$(6,341,667)

See Notes to Financial Statements.

22	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Statements of Changes in Net Assets	Master Focus Growth LLC

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$21,343	$19,213
Net realized gain (loss)	(3,622,606)	5,679,662
Net change in unrealized appreciation (depreciation)	(2,740,404)	2,602,806

Net increase (decrease) in net assets resulting from operations	(6,341,667)	8,301,681

Capital Transactions
Proceeds from contributions	37,320,101	25,341,641
Value of withdrawals	(15,800,487)	(22,441,340)

Net increase in net assets derived from capital transactions	21,519,614	2,900,301

Net Assets
Total increase in net assets	15,177,947	11,201,982
Beginning of period	86,596,935	75,394,953

End of period	$101,774,882	$86,596,935

Financial Highlights	Master Focus Growth LLC

	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011

Total Return
Total return	(5.15)%[1]	11.70%	26.75%[2]	12.45%	9.80%[3]	24.90%[3]

Ratios to Average Net Assets
Total expenses	0.71%[4]	0.74%	0.74%	0.76%	0.76%	0.68%

Total expenses after fees waived	0.50%[4]	0.54%	0.54%	0.56%	0.56%	0.48%

Net investment income	0.04%[4]	0.02%	0.61%	0.65%	0.38%	0.44%[5]

Supplemental Data
Net assets, end of period (000)	$101,775	$86,597	$75,395	$69,868	$78,815	$108,508

Portfolio turnover	49%	94%	130%	178%	78%	97%

[1]	Aggregate total return.

[2]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Master LLC’s total return. Not including this payment, the Master LLC’s total return would have been 26.01%.

[3]

Includes a payment received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Master LLC’s total return is as follows:

	Six Months Ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Total return	—	—	—	—	8.66%	23.49%

[4]	Annualized.

[5]

Includes interest on the proceeds received from a settlement of litigation, which impacted the Master LLC’s ratio of net investment income (loss) to average net assets. Not including this interest, the Master LLC’s ratio of net investment income (loss) to average net assets would have been 0.34% for the year ended August 31, 2011.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	23

Notes to Financial Statements (Unaudited)	Master Focus Growth LLC

1. Organization:

Master Focus Growth LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board” and the members are referred to as “Directors”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master LLC’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master LLC does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master LLC reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Indemnifications: In the normal course of business, the Master LLC enters into contracts that contain a variety of representations that provide general indemnification. The Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master LLC’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master LLC for all financial instruments.

24	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Notes to Financial Statements (continued)	Master Focus Growth LLC

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master LLC’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. Each business day, the Master LLC uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Master LLC values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master LLC might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master LLC’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	25

Notes to Financial Statements (continued)	Master Focus Growth LLC

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master LLC’s investments have been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master LLC may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master LLC collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master LLC is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master LLC and any additional required collateral is delivered to the Master LLC, or excess collateral returned by the Master LLC, on the next business day. During the term of the loan, the Master LLC is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master LLC’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master LLC under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master LLC, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master LLC can reinvest cash collateral received

26	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Notes to Financial Statements (continued)	Master Focus Growth LLC

in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master LLC benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master LLC could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

The Manager, with respect to the Master LLC, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master LLC’s investment in other affiliated investment companies, if any. For the six months ended February 29, 2016, the amount waived was $1,137.

The Manager, with respect to the Master LLC, contractually agreed to waive the administration fees of BlackRock Focus Growth Fund, Inc. (“Focus Growth”) and/or the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee (as a percentage of the average daily net assets of Focus Growth) and investment advisory fee (as a percentage of the average daily net assets of the Master LLC) by 0.20%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2017 unless approved by the Board, including a majority of the Directors who are not “interested persons” of the Master LLC, as defined in the 1940 Act (“Independent Directors”). For the six months ended February 29, 2016, the Master LLC waived $100,789, which is included in fees waived by the Manager in the Statement of Operations.

For the six months ended February 29, 2016, the Master LLC reimbursed the Manager $442 for certain accounting services, which is included in accounting services in the Statement of Operations.

Expense Limitations and Waivers

The Manager, with respect to the Master LLC, contractually agreed to waive and/or reimburse fees or expenses of Focus Growth and/or the Master LLC in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of daily average net assets is as follows:

Institutional	1.03%
Investor A	1.28%
Investor C	2.03%

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	27

Notes to Financial Statements (continued)	Master Focus Growth LLC

BlackRock Advisors, LLC (the “Administrator”) has agreed not to reduce or discontinue this contractual expense limitation prior to January 1, 2017, unless approved by the Board, including a majority of the Independent Directors.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master LLC, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master LLC is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Master LLC.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master LLC retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master LLC retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Master LLC, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master LLC is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended February 29, 2016, the Master LLC paid BIM $461 for securities lending agent services.

Officer and Director Fees

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master LLC may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the six months ended February 29, 2016, the purchase transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act was $169,315.

6. Purchases and Sales:

For the six months ended February 29, 2016, purchases and sales of investments, excluding short-term securities, were $72,652,638 and $47,992,445, respectively.

7. Income Tax Information:

The Master LLC is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master LLC is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,107,400

Gross unrealized appreciation	$13,966,046
Gross unrealized depreciation	(3,293,020)

Net unrealized appreciation	$10,673,026

28	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Notes to Financial Statements (concluded)	Master Focus Growth LLC

8. Bank Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Master LLC may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master LLC, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 29, 2016, the Master LLC did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers of securities owned by the Master LLC. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Concentration Risk: As of period end, the Master LLC invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Master LLC and could affect the value, income and/or liquidity of positions in such securities.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master LLC’s financial statements was completed through the date the financial statements were issued and the following items were noted:

Effective April 21, 2016, the credit agreement was extended until April 2017. The agreement includes the following terms: A fee of 0.12% per annum on the unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The commitment amounts remain unchanged. Administration, legal and arrangement fees in connection with the amended credit agreement, and along with commitment fees, are allocated among the Participating Funds based upon portions of the aggregate commitment available to them and relative net assets of the Participating Funds.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	29

Officers and Directors

Robert M. Hernandez, Chair of the Board and Director

Fred G. Weiss, Vice Chair of the Board and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Valerie G. Brown, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Robert Fairbairn, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Donald C. Opatrny, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

30	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2016	31

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FG-2/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	May 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	May 2, 2016

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